Organization and Business Operations (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 19, 2021	Aug. 17, 2021	Dec. 31, 2022	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Warrant per share (in Dollars per share)			$ 1
Founder shares, description			The Company estimated the aggregate fair value of these founder shares attributable to anchor investors to be $6,270,000, or $7.60 per share.
Aggregate of warrants (in Shares)			19,612,500
Additional purchase units (in Shares)		2,250,000
Underwriters exercised price per share (in Dollars per share)	$ 10
Excess of fair value of founder shares acquired by anchor investors			$ 6,265,215
Issued representative shares (in Shares)			189,750
Fair value amount			$ 1,442,100
Net proceeds			37,329,178
Sponsor deposited amount			$ 1,725,000
Gross proceeds percentage			1.00%
Fair market value, percentage			80.00%
Acquires outstanding voting percentage			50.00%
Net tangible assets			$ 5,000,001
Trust account funds percentage			1.00%
Sponsor deposit			$ 1,725,000
Dissolution expenses			$ 100,000
Public per shares (in Dollars per share)			$ 10.1
Excise tax			1.00%
Operating bank account			$ 127,965	$ 505,518
Working capital			7,072,012
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)		15,000,000
Price per share (in Dollars per share)		$ 10
Generating gross proceeds		$ 150,000,000	$ 14,850,000
Purchase units (in Shares)			1,485,000
Offering price per unit (in Dollars per share)			$ 10
Gross proceeds			$ 150,000,000
Founder shares (in Shares)			75,000
Aggregate of founder shares (in Shares)			825,000
Purchase price per share (in Dollars per share)			$ 0.0058
Transaction costs			$ 17,771,253
Underwriting discount			3,450,000
Deferred underwriting discount			6,037,500
Other cash offering costs			576,438
Net proceeds	$ 174,225,000
Per unit price (in Dollars per share)	$ 10.1
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Warrant per share (in Dollars per share)	$ 1
Generating gross proceeds			$ 6,000,000
Aggregate of warrants (in Shares)	225,000		6,000,000
Additional sale units (in Shares)	450,000
Additional gross proceeds	$ 675,000
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Generating additional proceeds	22,500,000
Additional gross proceeds	$ 22,500,000
Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 6,265,215
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Warrant per share (in Dollars per share)		$ 11.5
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Working capital loans available			$ 1,500,000
U.S. federal [Member]
Organization and Business Operations (Details) [Line Items]
Excise tax			1.00%